Investment Portfolioas of August 31, 2025 (Unaudited)
DWS Strategic High Yield Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 96.3%
Alabama 0.5%
Alabama, Black Belt Energy Gas District, Gas Project Revenue, Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc.	800,000	849,284
Jefferson County, AL, Sewer Revenue, 5.5%, 10/1/2053	1,165,000	1,187,799
		2,037,083
Alaska 0.1%
Alaska, Alaska Railroad Corp., Revenue, AMT, 6.0%, 10/1/2050, INS: AG	500,000	528,918
Arizona 4.9%
Arizona, Health Facilities Authority Revenue:
Series B, SIFMA Municipal Swap Index + 0.25%, 2.98% (a), 1/1/2046	1,665,000	1,652,394
Series B, Prerefunded, SIFMA Municipal Swap Index + 0.25%, 2.98% (a), 1/1/2046	65,000	64,975
Arizona, Sierra Vista Industrial Development Authority Revenue, American Leadership Academy Inc., 144A, 5.0%, 6/15/2064	1,000,000	837,123
Arizona, State Health Facilities Authority Revenue, Banner Health Obligated Group, Series B, Prerefunded, SIFMA Municipal Swap Index + 0.25%, 2.98% (a), 1/1/2046	320,000	320,070
Arizona, State Industrial Development Authority Revenue, ISF Ativo Portfolio Obligated Group, Series 2025-A, 144A, 6.75%, 3/1/2065	4,570,000	4,268,184
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	1,420,000	1,217,673
Arizona, State Industrial Development Authority, Education Revenue, BASIS School Projects:
Series G, 144A, 5.0%, 7/1/2047	1,000,000	918,835
Series D, 144A, 5.0%, 7/1/2051	1,035,000	930,792
Series G, 144A, 5.0%, 7/1/2051	550,000	494,624
Series A, 144A, 5.25%, 7/1/2047	1,000,000	949,964
Arizona, Yuma Industrial Development Authority Revenue, Regional Medical Center Obligated Group, Series A, 5.25%, 8/1/2049	1,400,000	1,420,026
Maricopa County, AZ, Industrial Development Authority Revenue, Grand Canyon University Obligated Group, 144A, 7.375%, 10/1/2029	2,000,000	2,100,657
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Benjamin Franklin Charter School Project, Series A, 144A, 6.0%, 7/1/2052	1,000,000	1,001,033
Phoenix, AZ, Industrial Development Authority, Student Housing Revenue, Downtown Phoenix Student Housing LLC, Series A, 5.0%, 7/1/2037	2,000,000	2,007,399
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2057	2,060,000	1,476,608
144A, 5.0%, 6/15/2049	1,060,000	929,574
144A, 5.0%, 6/15/2052	710,000	612,895
		21,202,826
California 7.3%
California, CSCDA Community Improvement Authority, Essential Housing Revenue:
Series A-1, 144A, 3.5%, 10/1/2046	4,500,000	3,532,346
Series A, 144A, 5.0%, 7/1/2051	750,000	670,789
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series B-1, 3.85%, 6/1/2050	1,805,000	1,626,635

California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	1,145,000	1,132,178
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	5,750,000	6,874,737
California, Municipal Finance Authority, Barlow Respiratory Hospital Obligated Group, Series A, 4.0%, 9/1/2040	1,635,000	1,412,645
California, Public Finance Authority Revenue, ISF Ativo Portfolio Obligated Group, Series 2025-A, 144A, 6.625%, 3/1/2065	945,000	895,316
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	2,630,000	2,017,879
4.0%, 9/1/2046	3,825,000	3,129,853
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II”, 144A, 7.0%, 1/1/2039	4,180,000	4,242,327
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 5.5%, 12/1/2054	4,615,000	4,465,159
Long Beach, CA, Carnival Cruise Terminal Financing, 144A, 7.282%, 11/1/2030, GTY: Carnival Corp.	1,160,000	1,116,857
		31,116,721
Colorado 6.3%
Colorado, Aurora Highlands Community Authority Board, Special Tax Revenue, Series A, 5.75%, 12/1/2051	5,000,000	4,538,017
Colorado, Broadway Station Metropolitan District No. 3, Series B, 0%–7.5%, 12/1/2049 (b)	2,000,000	1,382,259
Colorado, Denver Health & Hospital Authority Revenue, Series A, 6.0%, 12/1/2055	415,000	434,746
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	1,667,000	1,595,223
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	5,315,000	5,575,738
Colorado, St. Vrain Lakes Metropolitan District No. 4, General Obligation, Series A, 144A, 0%–6.75%, 9/20/2054 (b)	2,500,000	1,695,075
Colorado, State Educational & Cultural Facilities Authority Revenue, Stanley Partnership for Art Culture & Education LLC, Series A-1, 144A, 6.875%, 2/1/2059	3,000,000	3,046,445
Colorado, Sterling Ranch Community Authority Board Revenue, Metropolitan District No. 4 Subdistrict A, Series A, 6.5%, 12/1/2054	1,000,000	1,008,977
Colorado, Sterling Ranch Community Authority Board Revenue, Metropolitan District No. 4 Subdistrict B, Series A, 144A, 5.75%, 12/1/2054	2,000,000	1,896,455
Denver City & County, CO, Airport System Revenue:
Series B, AMT, 5.5%, 11/15/2040	365,000	389,308
Series B, AMT, 5.5%, 11/15/2042	335,000	351,186
Series B, AMT, 5.5%, 11/15/2043	335,000	349,153
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2033	500,000	505,083
5.0%, 12/1/2034	1,000,000	1,008,534
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	1,635,000	1,579,738
Douglas County, CO, Rampart Range Metropolitan District No. 5:
4.0%, 12/1/2041	560,000	478,110
4.0%, 12/1/2051	1,590,000	1,233,247
		27,067,294
District of Columbia 0.4%
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2040	1,000,000	950,985
Metropolitan Washington, DC, Airport Authority, Dulles Toll Road Revenue, Series B, 3.0%, 10/1/2050, INS: AG	1,395,000	978,042
		1,929,027

Florida 13.3%
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project:
Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	1,500,000	1,166,459
AMT, 6.125%, 10/1/2055	2,550,000	2,574,901
City of South Miami, FL, Health Facilities Authority Inc., Revene, Baptist Health South Florida Obligated Group, 4.0%, 8/15/2042	3,000,000	2,632,928
Collier County, FL, State Educational Facilities Authority Revenue, Ave Maria University Inc., 5.25%, 6/1/2038	1,315,000	1,291,625
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	230,000	242,230
Series A-1, 5.0%, 10/1/2033	230,000	240,420
Series A-1, 5.0%, 10/1/2034	230,000	238,747
Series A-1, 5.0%, 10/1/2035	115,000	118,448
Florida, Capital Projects Finance Authority Revenue, Provident Group - Continuum Properties LLC:
Series A-1, 5.0%, 11/1/2053	185,000	165,304
Series A-1, 5.0%, 11/1/2058	295,000	259,616
Florida, Capital Projects Finance Authority Revenue, Trilogy Community Development Foundation, Inc. Obligated Group:
Series A, 144A, 7.125%, 1/1/2065	1,835,000	1,756,965
Series A, 144A, 7.25%, 1/1/2055	1,100,000	1,091,517
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	1,840,000	1,621,342
Florida, Capital Trust Agency, Southeastern University Obligated Group Project:
Series A, 144A, 6.25%, 5/1/2048	2,000,000	1,981,568
Series A, 144A, 6.375%, 5/1/2053	800,000	790,683
Florida, Capital Trust Authority Revenue, Madrone Florida Tech Student Housing I LLC, Series A, 144A, 5.375%, 7/1/2065	750,000	688,720
Florida, Development Finance Corp., AAF Operations Holdings LLC, 144A, AMT, 14.0% (a), 7/15/2032	1,360,000	843,200
Florida, Development Finance Corp., Brightline Trains Florida LLC:
AMT, 5.0%, 7/1/2041	1,000,000	825,018
AMT, 5.5%, 7/1/2053	2,750,000	2,270,782
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	75,000	71,467
Series B, 5.0%, 7/1/2042	80,000	76,231
Series A-1, 5.0%, 7/1/2051	70,000	63,530
Series B, 5.0%, 7/1/2051	115,000	104,370
Series A-1, 5.0%, 2/1/2057	100,000	89,416
Series B, 5.0%, 7/1/2057	120,000	107,235
Florida, State Development Finance Corp., Learning Gate Community School Project:
Series A, 5.0%, 2/15/2038	500,000	485,872
Series A, 5.0%, 2/15/2048	1,150,000	1,014,913
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project:
Series A, 144A, 5.0%, 11/15/2056	1,100,000	717,736
Series A, 144A, 5.25%, 11/15/2056	9,000,000	6,127,776
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology:
4.0%, 10/1/2044	1,395,000	1,175,714
4.0%, 10/1/2049	1,905,000	1,541,320
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	1,300,000	1,153,145
Florida, Village Community Development District No. 14, Special Assessment Revenue, 5.5%, 5/1/2053	2,535,000	2,541,496

Florida, Village Community Development District No. 15, Special Assessment Revenue:
144A, 4.8%, 5/1/2055	200,000	178,645
144A, 5.25%, 5/1/2054	710,000	688,879
Highlands County, FL, Health Facilities Authority Revenue, AdventHealth Obligated Group, Series D, 3.95% (c), 9/2/2025, SPA: PNC Bank NA	6,700,000	6,700,000
Hillsborough County, FL, Industrial Development Authority Revenue, BayCare Obligated Group, Series C, 5.5%, 11/15/2054	1,500,000	1,560,336
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	2,586,278
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project, Series A, 144A, 5.0%, 1/15/2054	2,070,000	1,631,539
Orange County, FL, State Health Facilities Authority Revenue, Orlando Health Obligated Group, Series 2025-A, 5.25%, 10/1/2056	2,665,000	2,692,880
Osceola County, FL, Transportation Revenue, Series A2, Zero Coupon, 10/1/2052	3,400,000	702,638
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series C, 7.5%, 5/15/2053	340,000	373,237
Series C, 7.625%, 5/15/2058	455,000	501,112
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project:
Series A, 5.25%, 11/15/2039	445,000	420,207
Series A, 5.5%, 11/15/2049	3,300,000	2,880,038
		56,986,483
Georgia 1.3%
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	1,420,000	1,137,975
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	3,365,000	2,966,080
Georgia, The Atlanta Development Authority Revenue, Capital Appreciation Convertible Economic Development Certificates, “A”, Series 1, 144A, 0%–6.5%, 12/15/2048 (b)	1,750,000	1,495,187
		5,599,242
Hawaii 0.6%
Hawaii, State Department of Budget & Finance Revenue, Queen's Health Systems Obligated Group, Series B, 3.4% (c), 9/2/2025, LOC: Barclays Bank PLC	2,400,000	2,400,000
Idaho 0.5%
Idaho, State Health Facilities Authority Revenue, St Luke's Health System Ltd. Obligated Group, Series 2025-A, 5.25%, 3/1/2050	1,945,000	1,972,352
Illinois 3.1%
Chicago, IL, General Obligation, Series A, 6.0%, 1/1/2050	840,000	856,014
Chicago, IL, O'Hare International Airport Revenue, Series A, AMT, 5.5%, 1/1/2053	2,330,000	2,381,551
Illinois, Housing Development Authority Revenue, Series E, 5.25%, 10/1/2052	2,975,000	3,132,622
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045 * (d)	7,076,266	56,610
Illinois, State General Obligation:
Series A, 5.0%, 12/1/2042	3,610,000	3,605,832
5.5%, 5/1/2039	1,535,000	1,600,195
5.75%, 5/1/2045	1,470,000	1,517,142
		13,149,966
Indiana 1.5%
Indiana, State Finance Authority Revenue, Educational Facilities, Rock Creek Community Academy Inc., Project, Series A, 144A, 6.125%, 7/1/2048	3,660,000	3,439,316

Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series E, 6.0%, 3/1/2053	595,000	604,923
Series E, 6.125%, 3/1/2057	300,000	306,958
Series F, 7.75%, 3/1/2067	2,000,000	2,157,577
		6,508,774
Iowa 2.0%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series A, 5.125%, 5/15/2059	1,750,000	1,575,847
Series 2024-B, 7.25%, 5/15/2035	2,085,000	2,109,737
Series B, 7.5%, 5/15/2053	455,000	498,289
Iowa, State Higher Education Loan Authority Revenue, Des Moines University Project, 4.0%, 10/1/2050	5,210,000	4,127,555
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	125,000	120,222
		8,431,650
Kansas 0.2%
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	985,000	932,196
Kentucky 0.3%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group, Series A, 5.25%, 6/1/2041	1,275,000	1,268,959
Louisiana 0.5%
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, Prerefunded, 5.0%, 5/15/2047	10,000	10,177
Louisiana, State Public Facilities Authority Revenue, Calcasieu Bridge Partners LLC, AMT, 5.75%, 9/1/2064	2,000,000	1,996,891
		2,007,068
Maryland 1.3%
Maryland, Economic Development Corp. Revenue, University of Maryland, College Park Leonardtown Project, 5.0%, 7/1/2054, INS: AG	3,500,000	3,437,110
Maryland, State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System Obligated Group, Series 2025-A, 5.25%, 7/1/2052	2,000,000	2,027,829
		5,464,939
Massachusetts 2.3%
Massachusetts, Development Finance Agency Revenue Bond, NewBridge on the Charles, Inc., Obligated Group, 144A, 5.0%, 10/1/2057	3,000,000	2,684,103
Massachusetts, Development Finance Agency Revenue, Care Communities LLC Obligated Group, Series A-1, 144A, 6.5%, 7/15/2060	5,000,000	4,826,142
Massachusetts, State Development Finance Agency Revenue, GingerCare Living, Inc., Obligated Group, Series A, 144A, 5.875%, 12/1/2060	2,000,000	1,739,241
Massachusetts, State Development Finance Agency Revenue, Springfield College, Series A, 4.0%, 6/1/2056	835,000	586,603
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	30,000	29,813
		9,865,902
Minnesota 1.0%
Minnesota, State Housing Finance Agency, Series I, 5.0%, 7/1/2053	2,995,000	3,127,562
St. Cloud, MN, CentraCare Health System Obligated Group Revenue, 5.0%, 5/1/2054	1,110,000	1,092,329
		4,219,891

Missouri 1.1%
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project, Series A, 144A, 6.25%, 4/15/2049	3,750,000	3,325,899
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	1,600,000	1,345,876
		4,671,775
Nebraska 0.2%
Douglas County, NE, State Hospital Authority No. 2 Revenue, Children's Hospital Obligated Group, Series A, 3.9% (c), 9/2/2025, LOC: U.S. Bank NA	710,000	710,000
Nevada 2.2%
Nevada, Department of Business & Industry Revenue, Brightline West Passenger Rail Project, Series 2025-A, 144A, AMT, 9.5% (a), 1/1/2065	4,165,000	3,829,572
Nevada, Reno-Tahoe Airport Authority Revenue:
Series A, AMT, 5.25%, 7/1/2049	500,000	501,012
Series A, AMT, 5.25%, 7/1/2054	400,000	399,412
Nevada, Tahoe Douglas Visitors Authority, Stateline Revenue:
5.0%, 7/1/2040	1,000,000	1,008,963
5.0%, 7/1/2045	1,000,000	964,558
5.0%, 7/1/2051	1,000,000	933,660
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	12,500,000	1,852,884
		9,490,061
New Jersey 2.4%
New Jersey, State Covid-19 General Obligation Emergency Bonds, Series A, 4.0%, 6/1/2031	415,000	442,929
New Jersey, State Economic Development Authority Revenue, Series SSS, 5.25%, 6/15/2038	400,000	432,852
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	3,795,000	2,904,353
New Jersey, State Economic Development Authority Revenue, DRP Urban Renewal 4 LLC, 144A, AMT, 6.625%, 1/1/2045	2,500,000	2,552,768
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 3.25%, 12/1/2039	270,000	260,728
Series B, AMT, 3.5%, 12/1/2039	875,000	846,329
Series B, AMT, 4.25%, 12/1/2045	1,450,000	1,420,725
Series C, AMT, 5.0%, 12/1/2053	605,000	548,739
New Jersey, State Housing & Mortgage Finance Agency, Single Family Housing Revenue, Series I, 5.0%, 10/1/2053	985,000	1,023,499
		10,432,922
New Mexico 0.5%
New Mexico, State Mortgage Finance Authority, “I”, Series D, 3.25%, 7/1/2044	2,460,000	2,018,841
New York 6.3%
Buffalo & Erie County, NY, Industrial Land Development Corp., D'Youville College Project:
Series A, 4.0%, 11/1/2040	1,200,000	995,914
Series A, 4.0%, 11/1/2045	2,500,000	1,883,640
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	4,750,000	3,885,700
New York, Metropolitan Transportation Authority Revenue, Series E-1, 3.85% (c), 9/2/2025, LOC: Barclays Bank PLC	300,000	300,000
New York, State Transportation Development Corp. Revenue, JFK Millennium Partners LLC, Series A, AMT, 5.5%, 12/31/2060	1,565,000	1,515,196

New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 5.625%, 4/1/2040	1,290,000	1,329,498
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	500,000	462,056
AMT, 4.0%, 12/1/2042	1,200,000	1,020,151
AMT, 5.375%, 8/1/2036	900,000	919,610
AMT, 5.375%, 6/30/2060	2,085,000	1,979,731
AMT, 5.5%, 6/30/2054	2,000,000	1,940,938
AMT, 6.0%, 6/30/2054	250,000	254,029
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue:
Series E-1, 2.8%, 11/1/2034	4,340,000	3,838,509
Series E-1, 3.0%, 11/1/2039	2,355,000	1,948,016
New York City, NY, State Housing Development Corp. 8 Spruce St. Project, Series F, 5.25%, 12/15/2031	1,000,000	1,026,555
New York Counties, NY, Tobacco Trust IV, Series F, Zero Coupon, 6/1/2060	35,000,000	1,491,669
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, Series A, 5.7%, 1/1/2028 * (d)	2,125,000	1,062,500
Westchester County, NY, Local Development Corp., Health Care Corp. Obligated Group Revenue, 5.75%, 11/1/2053, INS: AG	1,000,000	1,056,650
		26,910,362
North Carolina 0.1%
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	465,000	474,837
North Dakota 0.1%
City of Grand Forks, ND, Altru Health System Obligated Group Revenue, Series A, 5.0%, 12/1/2053, INS: AG	315,000	308,505
Ohio 1.6%
Buckeye, OH, Tobacco Settlement Financing Authority, “2”, Series B-2, 5.0%, 6/1/2055	1,500,000	1,213,662
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project, Series A, 5.75%, 1/1/2053	380,000	384,688
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	6,000,000	5,168,400
		6,766,750
Oklahoma 1.1%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.25%, 8/15/2048	1,545,000	1,451,834
Series A, 5.5%, 8/15/2041	1,360,000	1,359,396
Series A, 5.5%, 8/15/2044	1,445,000	1,396,883
Oklahoma, State Municipal Airport Trust Trustees Revenue, American Airlines, Inc., AMT, 6.25%, 12/1/2040	500,000	542,077
		4,750,190
Pennsylvania 1.2%
Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Graystone Neighborhood Improvement Project, 144A, 5.125%, 3/1/2048	324,000	290,656
Lancaster County, PA, Hospital Authority, Brethren Village Project, 5.25%, 7/1/2041	900,000	839,490
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue, AMT, 4.125%, 6/1/2045	2,612,000	2,504,293
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 145A, 6.0%, 10/1/2054	970,000	1,058,445

Pennsylvania, State Turnpike Commission Revenue, Series A-1, 5.0%, 12/1/2041	20,000	20,016
Philadelphia, PA, Authority For Industrial Development, Philadelphia Electrical and Technology Charter High School Project, Series A, 4.0%, 6/1/2051	875,000	645,940
		5,358,840
Rhode Island 1.1%
Rhode Island, Student Loan Authority Revenue:
Series A, AMT, 4.125%, 12/1/2043	2,880,000	2,640,824
Series A, AMT, 5.0%, 12/1/2044	2,100,000	2,031,422
		4,672,246
South Carolina 0.7%
South Carolina, Public Service Authority Revenue, Series A, 4.0%, 12/1/2055	1,000,000	816,711
South Carolina, State Jobs-Economic Development Authority Revenue, Novant Health Obligated Group, Series A, 5.5%, 11/1/2054	500,000	513,784
South Carolina, State Public Service Authority Revenue, Series B, 4.0%, 12/1/2047	1,820,000	1,553,654
		2,884,149
South Dakota 0.3%
Lincoln County, SD, Economic Development Revenue, Augustana College Association Project, Series A, 4.0%, 8/1/2056	2,050,000	1,503,752
Tennessee 1.7%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Erlanger Health Obligated Group, 5.25%, 12/1/2049	2,500,000	2,533,444
Metropolitan Nashville, TN, Airport Authority Revenue, Series B, AMT, 4.0%, 7/1/2049	1,000,000	828,717
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	4,000,000	2,817,948
Shelby County, TN, Health & Educational Facilities Board Revenue, Madrone Memphis Student Housing I LLC, Series A1, 144A, 5.25%, 6/1/2056	615,000	554,519
Tennessee, New Memphis Arena Public Building Authority, City of Memphis Project, 0%–4.0%, 4/1/2031 (b)	750,000	734,581
		7,469,209
Texas 6.6%
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation, Zero Coupon, 1/1/2032	3,500,000	2,830,991
Dallas, TX, Kay Bailey Hutchison Convention Center Project, Senior Lien, Special Tax, 144A, 6.0% (a), 8/15/2053	3,015,000	3,020,278
Houston, TX, Airport System Revenue, United Airlines, Inc., Series B, AMT, 5.5%, 7/15/2039	2,340,000	2,431,191
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	4,000,000	4,205,367
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	3,715,000	2,871,352
San Antonio, TX, Education Facilities Corp., Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	450,000	358,164
Series A, 5.0%, 10/1/2051	735,000	531,913
Temple, TX, Tax Increment, Reinvestment Zone No. 1, Series A, 4.0%, 8/1/2041, INS: BAM	235,000	212,398
Texas, Arlington Higher Education Finance Corp. Revenue, BASIS Texas Charter Schools, Inc., 144A, 5.0%, 6/15/2064	500,000	425,039
Texas, New Hope Cultural Education Facilities Finance Corp. Revenue, Bella Vida Forefront Living Obligated Group:
Series A, 6.5%, 10/1/2055	1,000,000	970,425
Series A, 6.5%, 10/1/2060	1,125,000	1,082,945

Texas, New Hope Cultural Education Facilities Finance Corp. Revenue, Bridgemoor Plano Project, Series A-1, 7.25%, 12/31/2030 * (d)	3,550,000	3,500,241
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	3,550,000	2,884,669
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	1,485,000	1,496,719
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, NTE Mobility Partners Segments 3 LLC, AMT, 5.0%, 6/30/2058	1,100,000	1,024,646
Texas, State General Obligation, 2.8% (c), 9/7/2025, SPA: JPMorgan Chase Bank NA	355,000	355,000
		28,201,338
Utah 2.5%
Utah, Black Desert Public Infrastructure District Special Assessment, Public Infrastructure District Black Desert Assessment Area No. 1, 144A, 5.625%, 12/1/2053	2,000,000	1,940,282
Utah, Mida Mountain Village Public Infrastructure District, Tax Allocation:
Series 1, 144A, 5.125%, 6/15/2054	1,375,000	1,262,368
Series 2, 144A, 6.0%, 6/15/2054	1,810,000	1,798,207
Utah, Point Phase 1 Public Infrastructure District No. 1 Revenue, Series A-1, 6.125%, 3/1/2055	2,165,000	2,189,269
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	3,990,000	3,426,190
		10,616,316
Vermont 0.4%
Vermont, State Educational & Health Buildings Financing Agency Revenue, St Michael's College Inc., 144A, 5.5%, 10/1/2043	2,000,000	1,737,650
Virginia 4.5%
Roanoke County, VA, Economic Development Authority Revenue, Richfield Living, 5.5% (a), 9/1/2058	1,475,000	1,439,599
Virginia, Marquis Community Development Authority Revenue:
Series C, 9/1/2041 *	11,070,000	27,675
Series B, 2.25%, 9/1/2041 (d) (e)	7,416,000	2,595,600
144A, 3.0%, 9/1/2045 (d) (e)	2,284,000	799,400
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	1,400,000	1,402,615
144A, 5.0%, 9/1/2045	4,650,000	4,348,822
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project:
AMT, 4.0%, 1/1/2040	2,340,000	2,125,237
AMT, 4.0%, 1/1/2048	1,205,000	986,883
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	4,400,000	4,085,863
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2049	870,000	821,992
Virginia Beach, VA, State Beach Development Authority Residential Care Facility, Westminster-Canterbury on Chesapeake Bay Obligated Group, Series B-3, 5.375%, 9/1/2029	430,000	434,907
		19,068,593
Washington 1.7%
Skagit County, WA, Public Hospital District No. 1 Revenue, 5.5%, 12/1/2054	360,000	363,544
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2048, INS: AG	4,120,000	2,839,290
Series B, 3.0%, 7/1/2058	2,080,000	1,246,103
Washington, State Housing Finance Commission, Panorama Project, 2.73% (c), 9/7/2025, LOC: Wells Fargo Bank NA	200,000	200,000

Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	725,000	587,149
Series A, 144A, 5.0%, 7/1/2048	1,735,000	1,181,755
Series A, 144A, 5.0%, 7/1/2053	1,100,000	717,587
		7,135,428
Wisconsin 7.8%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	4,150,000	3,901,355
Series B, 5.0%, 7/1/2048	1,910,000	1,593,037
Series B, 5.0%, 7/1/2053	1,875,000	1,517,779
Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	6,000,000	5,158,683
Wisconsin, Public Finance Authority Revenue, Million Air Three Obligated Group:
Series A, 144A, AMT, 6.25%, 9/1/2046	205,000	206,334
Series B, 144A, 7.0%, 9/1/2054	200,000	210,825
Wisconsin, Public Finance Authority Revenue, SR 400 Peach Partners LLC, Series 2025, AMT, 5.75%, 12/31/2065	3,000,000	2,935,299
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	2,000,000	1,808,219
5.0%, 7/1/2052	1,000,000	883,364
Wisconsin, Public Finance Authority, Education Revenue, North Carolina Leadership Academy, Series A, 144A, 5.0%, 6/15/2049	520,000	456,018
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	3,000,000	2,333,296
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	250,000	208,484
144A, Prerefunded, 4.0%, 4/1/2042	5,000	5,292
144A, Prerefunded, 4.0%, 4/1/2052	15,000	15,876
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	635,000	491,075
144A, 5.75%, 5/1/2054	3,490,000	2,273,735
Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel, Series B, 144A, 6.0%, 2/1/2062	5,000,000	5,063,309
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc., 144A, 5.0%, 10/1/2053	1,000,000	884,737
Wisconsin, State Health & Educational Facilities Authority Revenue, Chiara Housing & Services, Inc. Obligated Group:
5.875%, 7/1/2055	660,000	628,507
6.0%, 7/1/2060	700,000	672,345
6.625%, 7/1/2060	1,910,000	1,938,435
		33,186,004
Guam 0.1%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	655,000	625,005
Puerto Rico 4.7%
Puerto Rico, Commonwealth Aqueduct and Sewer Authority, Series A, 144A, 4.0%, 7/1/2042	2,000,000	1,727,200
Puerto Rico, General Obligation:
Series A, Zero Coupon, 7/1/2033	3,602,431	2,522,721
Series A1, 4.0%, 7/1/2033	1,255,987	1,228,862
Series A1, 4.0%, 7/1/2035	230,098	220,635
Series A1, 4.0%, 7/1/2037	2,007,160	1,864,359
Series A1, 4.0%, 7/1/2041	2,098,773	1,827,386
Series A1, 5.625%, 7/1/2027	282,516	292,189

Series A1, 5.75%, 7/1/2031	269,953	296,251
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	4,000,000	1,264,230
Series A-1, Zero Coupon, 7/1/2051	4,207,000	981,980
Series A-1, 4.75%, 7/1/2053	6,800,000	6,106,592
Series A-1, 5.0%, 7/1/2058	2,000,000	1,834,516
		20,166,921
Total Municipal Investments (Cost $446,005,012)		411,848,985

Underlying Municipal Bonds of Inverse Floaters (f) 3.7%
California 1.2%
California, Water Utility Improvements, 5.0%, 3/1/2049 (g)	5,000,000	5,199,315
Trust: California, Water Utility Improvements, General Obligation, Series 2025- XM1227, 144A, 8.84%, 3/1/2033, Leverage Factor at purchase date: 4 to 1
New York 2.5%
New York City, NY, General Obligation, Series A-1, 5.5%, 8/1/2050 (g)	5,200,000	5,498,412
Trust: New York City, NY, General Obligation, Series 2025-XM1310, 144A, 9.94%, 8/1/2033, Leverage Factor at purchase date: 4 to 1
New York, New York City Transitional Finance Authority, 5.25%, 5/1/2048 (g)	5,000,000	5,173,930
Trust: New York, New York City Transitional Finance Authority, Series 2025- XM1262, 144A, 11.4%, 5/1/2033, Leverage Factor at purchase date: 4 to 1
		10,672,342
Total Underlying Municipal Bonds of Inverse Floaters (Cost $16,072,487)		15,871,657

Corporate Bonds 0.7%
Consumer Discretionary 0.4%
Grand Canyon University, 5.125%, 10/1/2028	1,570,000	1,542,427
Industrials 0.3%
Brightline East LLC, 144A, 11.0%, 1/31/2030	2,500,000	1,436,505
Total Corporate Bonds (Cost $3,872,465)		2,978,932

	Shares	Value ($)

Closed-End Investment Companies 0.3%
Nuveen Quality Municipal Income Fund (Cost $1,166,772)	102,188	1,157,790

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 2.72% (h) (Cost $39,642)	39,638	39,642

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $467,156,378)	101.0	431,897,006
Floating Rate Notes (f)	(2.7)	(11,400,000)
Other Assets and Liabilities, Net	1.7	6,938,595
Net Assets	100.0	427,435,601
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.

(a)
Variable or floating rate security. These securities are shown at their current rate as of August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(c)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of August 31, 2025.
Date shown reflects the earlier of demand date or stated maturity date.

(d)	Defaulted security or security for which income has been deemed uncollectible.
(e)	Security currently paying partial interest. The rate shown represents 40% of the original coupon rate.
(f)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate
Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(g)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(h)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$427,720,642	$—	$427,720,642
Corporate Bonds (a)	—	2,978,932	—	2,978,932
Closed-End Investment Companies	1,157,790	—	—	1,157,790
Open-End Investment Companies	39,642	—	—	39,642
Total	$1,197,432	$430,699,574	$—	$431,897,006

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DSHYTFF-PH1